Note 14 - Subsequent Events	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
14.	Subsequent Events

On
July 12, 2017,
the Company entered into a note purchase agreement and issued an unsecured promissory note to Xanthe in the principal amount of
$3,060
for a cash consideration of
$3,000,
with a mandatory redemption
no
later than
November 7, 2017.

On
July 17, 2017,
the Company signed a commitment letter with AT Bank for a senior debt facility (the “Senior Facility”) of up to
$23,500
to fund the delivery of Hull
No
2648,
due for delivery in the
third
quarter of
2017.
The Senior Facility remains subject to the agreement and the execution of customary legal documentation. The Senior Facility will be payable in
20
consecutive quarterly installments of
$325,
commencing
three
months from draw down, and a balloon payment of
$17,000
payable together with the last installment. The Senior Facility will bear interest at LIBOR plus a margin of
4%
and a commitment fee of
2%
per annum will be payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. On the same date the Company signed a commitment letter also with AT Bank for a senior debt facility of up to
$8,993
for the pre-delivery financing of Hull
No
2648
(the “Predelivery Facility”). The Predelivery Facility can be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of Hull
No
2648
due for payment between
August 2017
and
May 2018
and will be repaid from the proceeds of the Senior Facility on the drawdown of the latter. The Predelivery Facility will bear interest at LIBOR plus a margin of
8.5%
and a commitment fee of
4.25%
per annum will be payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter.